Deposits (Narrative) (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deposits [Abstract]
Noninterest-bearing deposits	$ 97,600,000	$ 76,400,000
Time deposits, $100,000 or more	882,800,000	885,600,000
Deposits reclassified as loans receivable	$ 124,000	$ 175,000